Summary of Significant Accounting Policies - Narrative (Detail)			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 07, 2022 USD ($)	Apr. 16, 2020 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($) Customer
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs					$ 17,961,000
Deferred offering costs current			$ 388,120		388,120			$ 5,800,144	$ 0
Cost of obtaining contracts during the period			0
Advertising expenses			28,000	$ 316,000	52,000	$ 367,000
Restricted cash and cash equivalents current			$ 12,239,819		$ 12,239,819			12,297,151
Gain loss on extinguishment of debt								(844,925)	774,300
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounting Policies [Line Items]
Deferred offering costs current								5,800,144
Commercial Paper, at Carrying Value								29,890,000
Bad debt expense								0	0
Cash, FDIC Insured Amount								250,000
Restricted cash and cash equivalents current								$ 12,297,151	$ 3,572,041
Number of operating segments | Customer								1	1
Restricted Cash Relating to Bonds [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounting Policies [Line Items]
Restricted cash and cash equivalents current								$ 9,290,000
Restricted Cash Held In Escrow [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounting Policies [Line Items]
Restricted cash and cash equivalents current								3,007,000
PaycheckProtection Program [Member]
Accounting Policies [Line Items]
Proceeds from other long term debt							$ 774,000
Gain loss on extinguishment of debt									$ 774,000
PaycheckProtection Program [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounting Policies [Line Items]
Proceeds from other long term debt		$ 774,000
Gain loss on extinguishment of debt									774,000
Big Sky Economic Development Trust Fund Job Creation Programme Fund [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounting Policies [Line Items]
Aggregate grants awarded									138,000
Grants awarded per employee amount							$ 5,000
Grants Reimbursed									101,000
Unused Portion Of Grants Received									37,000
Other Noncurrent Assets [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounting Policies [Line Items]
Equity securities without readily determinable fair value amount								$ 1,000,000	$ 1,000,000
Northern Fire Management Services, LLC | Canadian Citizen
Accounting Policies [Line Items]
Variable interest entity ownership percentage					50.00%
Mountain Air, LLC | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounting Policies [Line Items]
Consideration value of interests in subsidiary transferred	$ 1
Chief Executive Officer | Mountain Air, LLC
Accounting Policies [Line Items]
Percentage of ownership interest in limited liability company	50.00%
Affiliated Entity | Mountain Air, LLC
Accounting Policies [Line Items]
Percentage of ownership interest in limited liability company	50.00%
Variable Interest Entity, Primary Beneficiary | Northern Fire Management Services, LLC | Bridger Aerospace Group, LLC
Accounting Policies [Line Items]
Variable interest entity ownership percentage					50.00%
Variable Interest Entity, Primary Beneficiary | Bridger Aviation, LLC | Mountain Air, LLC
Accounting Policies [Line Items]
Variable interest entity percentage of revenue received as fees	99.00%
Revenue [Member] | One Customer | Customer Concentration Risk | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounting Policies [Line Items]
Concentration risk percentage									74.00%
Revenue [Member] | Customer Two | Customer Concentration Risk | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounting Policies [Line Items]
Concentration risk percentage									18.00%
Accounts Receivable | One Customer | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage								62.00%
Accounts Receivable | Customer Two | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage					27.00%
Accounts Receivable | Customer One | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage					37.00%
Accounts Receivable | Customer Three | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage					29.00%
Revenue from Contract with Customer Benchmark | One Customer | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage				99.00%		98.00%
Revenue from Contract with Customer Benchmark | Customer Two | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage			30.00%		30.00%
Revenue from Contract with Customer Benchmark | Customer One | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage			41.00%		39.00%
Revenue from Contract with Customer Benchmark | Customer Three | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage			27.00%		26.00%
Other Income [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounting Policies [Line Items]
Financing Receivable, Accrued Interest, Writeoff									$ 414